Variable Interest Entities - Assets and liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 03, 2021	Dec. 02, 2021	Dec. 31, 2020
ASSETS
Cash		$ 17,537	$ 140,478		$ 5,301
Clinic fees and insurance receivable, net		822	1,090
Prepaid expenses and other current assets		2,643	6,959
Property and equipment, net		8,839	8,048
Goodwill			1,309,750	$ 1,278,453
TOTAL ASSETS	[1]	876,571	2,364,109
LIABILITIES AND MEMBERS' DEFICIT
Accounts payable		11,542	5,469
Accrued expenses and other current liabilities		16,647	12,261
Accrued payroll		8,224	6,304
TOTAL LIABILITIES	[1]	353,912	299,940
MEMBERS' DEFICIT		5,854	273,552		$ (272,917)	$ (130,218)
TOTAL LIABILITIES AND MEMBERS' DEFICIT		$ 876,571	2,364,109
Prime rate
Variable Interest Entity
Advances interest rate spread (as a percent)		2.00%
VIE
ASSETS
Cash		$ 1,759	7,570
Clinic fees and insurance receivable, net		323	61
Prepaid expenses and other current assets		121	407
Other Receivable		855
Property and equipment, net		44	36
Goodwill		0	0
Due from consolidated entities of P3		3,012
Investment in Other P3 Entities			6,000
TOTAL ASSETS		6,114	14,074
LIABILITIES AND MEMBERS' DEFICIT
Accounts payable		7,800	4,779
Accrued expenses and other current liabilities		262	26
Accrued payroll		1,885	1,303
Due to Consolidated Entities of P3		36,025	24,111
TOTAL LIABILITIES		45,972	30,219
MEMBERS' DEFICIT		(39,858)	(16,145)
TOTAL LIABILITIES AND MEMBERS' DEFICIT		$ 6,114	$ 14,074

[1]	The Company’s consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 23: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The consolidated balance sheets include total assets that can be used only to settle obligations of P3 LLC’s consolidated VIEs totaling $3.1 million and $8.1 million as of December 31, 2022 and 2021, respectively, and total liabilities of P3 LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $9.9 million and $6.1 million as of December 31, 2022 and 2021, respectively. These VIE assets and liabilities do not include $33.0 million of net amounts due to affiliates as of December 31, 2022 and $6.0 million of investment in affiliates and $24.1 million of amounts due to affiliates as of December 31, 2021 as these are eliminated in consolidation and not presented within the consolidated balance sheets.